Changes In Non-Cash Operating Working Capital Items (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Changes in Non Cash Operating Working Capital Items [Abstract]
Summary of Changes in Non Cash Operating Working Capital Items

	For the years ended December 31,

	2025	2024

Accounts receivable	$(15,857)	$23,436

Inventory	6,382	5,652

Prepaid expenses	(9,372)	(3,174)

Accounts payable and accrued liabilities	22,449	(27,199)

Income taxes, net	2,150	(4,624)

	$5,752	$(5,909)